N-4	Oct. 09, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Oct. 09, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.30%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	2.54%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.65%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $550.76	Highest Annual Cost: $4,332.72
Assumes: ● Investment of $100,000	Assumes: ● Investment of $100,000

●       5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

●       5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

[1] As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2] As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit)
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.30%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	2.54%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.65%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $550.76	Highest Annual Cost: $4,332.72
Assumes: ● Investment of $100,000	Assumes: ● Investment of $100,000

●       5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

●       5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

[1] As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2] As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.30%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.54%	[2]
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.65%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $550.76	Highest Annual Cost: $4,332.72
Assumes: ● Investment of $100,000	Assumes: ● Investment of $100,000

●       5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

●       5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 550.76
Highest Annual Cost [Dollars]	$ 4,332.72
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.95%[1]	NA	NA	NA

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	The Subadvisor for the Pacific Select Fund Small-Cap Growth will change from MFS Investment Management to Goldman Sachs Asset Management L.P (“GSAM”).

●	All references to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.

●	All references to the name Macquarie VIP Energy Series will change to Nomura VIP Energy Series.

All other references in the prospectus to the names Macquarie VIP Asset Strategy Series and Macquarie VIP Energy Series will change to Nomura VIP Asset Strategy Series and Nomura VIP Energy Series, respectively.

Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

Portfolio Companies [Table Text Block]
Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.95%[1]	NA	NA	NA

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Nomura VIP Energy Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Energy Series
Pacific Select Fund Capital Appreciation Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Capital Appreciation Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%	[4]
Pacific Select Fund Small-Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Growth
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P (“GSAM”)

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.
[3]	As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).
[4]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.